Related Party Transactions (Summary Of Related Party Transactions) (Details) (Axis Business [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Axis Business [Member]
Related Party Transaction [Line Items]
Food and paper	$ (199,801)	$ (319,456)	$ (321,413)
Occupancy and other operating expenses	(2,251)	(10,327)	(9,795)
Other operating expenses, net	16,986	0	0
Net interest income	1,387	583	81
Logistics service fees from related party	45,143	48,340	41,853
Suppliers purchase expense related party	$ 154,658	$ 271,116	$ 279,560